UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 11, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 15, 2006.

Report for the Calendar Year or Quarter Ended:     JUNE 30, 2005

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  January 18, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       361,489,000



List of Other Included Managers:







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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

GILLETTE COMPANY		CS		375766102   129118 2548719   SH		SOLE		   2548719
INTEGRATED CIRCUIT SYSTEMS	CS		45811K208     4130  200000   SH		SOLE		    200000
MBNA CORP			CS		55262L100     6540  250000   SH		SOLE		    250000
MCI INC				CS		552691107   136347 5305342   SH		SOLE		   5305342
MAYTAG CORP			CS		578592107     1566  100000   SH		SOLE		    100000
NEIMAN MARCUS			CS		640204202    62678  646700   SH		SOLE		    646700
PUBLIC SERVICE ENTERPRISE	CS		744573106     1198   19700   SH		SOLE		     19700
PROCTER & GAMBLE		CS		742718109     8199  155433   SH		SOLE		    155433
AT&T CORP			CS		001957505     4689  246800   SH		SOLE		    246800
TELESYSTEM INT'L WIRELESS INC	CS		879946606     7024  450282   SH		SOLE		    450282
							    361489
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